General Information	6 Months Ended
Jun. 30, 2026
General Information [Abstract]
General Information	GENERAL INFORMATION

Apollomics Inc. (“Apollomics” or the “Company”) is a clinical-stage biotechnology company focused on discovering and developing oncology therapies to address unmet medical needs, especially for difficult-to-treat and treatment-resistant cancers. Since our founding in 2015, the Company has built a pipeline of five drug candidates across 10 programs that focus on oncology, of which four drug candidates are in the clinical stage.

The Company was originally formed as CB Therapeutics Inc. as a result of a spin-off from Crown Bioscience International, which was completed on December 31, 2015. Prior to December 2015, Crown Bioscience International, through its subsidiaries, was the owner of certain patent rights relating to certain of these drug candidates. In order to focus on its core business, namely providing preclinical contract research organization services, and allow the drug discovery and development related business to be operated and financed separately, Crown Bioscience International spun off its Taiwan subsidiary, Crown Bioscience (Taiwan), and contributed it to the Company. As a result, the Company became the owner of these patent rights.

In addition to its U.S. headquarters, the Company also has locations in Australia (Apollomics (Australia) Pty Ltd, formed in November 2016), Hong Kong (Apollomics (Hong Kong) Limited, formed in June 2019), Apollomics Inc. (Taiwan) Limited and China (Zhejiang Crownmab Biotech Co. Ltd. and Zhejiang Crown Bochuang Biopharma Co. Ltd., formed in May 2018 and May 2020, respectively). The Company’s headquarters and global drug development team is based in the United States (San Francisco Bay area), and its China drug development team is based in China (Hangzhou and Shanghai).

The unaudited condensed consolidated interim financial statements are presented in U.S. dollars (“$”). The Company’s subsidiaries included in the unaudited condensed consolidated interim financial statements are listed below (the Company and its subsidiaries are collectively referred to herein as the “Group”). These unaudited condensed consolidated interim financial statements have been prepared based on the accounting policies which conform with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”) and have been prepared under the assumption the Company operates on a going concern basis.

Name of subsidiaries	Place of incorporation or establishment/operation and date of incorporation/ establishment	Principal activities
Apollomics, Inc.	California, United States January 14, 2016	Research and development of drugs
Apollomics (Australia) Pty. Ltd.	Melbourne, Australia November 4, 2016	Research and development of drugs
Apollomics (Hong Kong) Limited	Hong Kong, China June 24, 2019	Management and administrative services
Apollomics Inc. (Taiwan) Limited	Taipei, Taiwan February 13, 2026	Management and administrative services
Zhejiang Crownmab Biotech Co., Ltd.	Hangzhou, China May 29, 2018	Research and development of drugs
Zhejiang Crown Bochuang Biopharma Co., Ltd.	Hangzhou, China May 29, 2020	Research and development of drugs
Project Max SPAC Merger Sub, Inc.	Delaware, United States August 19, 2022	Investment holding